Financial assets and liabilities	12 Months Ended
Dec. 31, 2022
Other Financial Assets And Liabilities
Financial assets and liabilities

21.	Financial assets and liabilities

The Company classifies its financial instruments in accordance with the purpose for which they were acquired, and determines the classification and initial recognition according to the following categories:

		December 31, 2022				December 31, 2021
Financial assets	Notes	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total
Current
Cash and cash equivalents	23	4,736	-	-	4,736	11,721	-	-	11,721
Short-term investments	23	-	-	61	61	-	-	184	184
Derivative financial instruments	20	-	-	342	342	-	-	111	111
Accounts receivable	11	538	-	3,781	4,319	703	-	3,211	3,914
		5,274	-	4,184	9,458	12,424	-	3,506	15,930
Non-current
Judicial deposits	28	1,215	-	-	1,215	1,220	-	-	1,220
Restricted cash	32	77	-	-	77	117	-	-	117
Derivative financial instruments	20	-	-	196	196	-	-	20	20
Investments in equity securities	14	-	7	-	7	-	6	-	6
		1,292	7	196	1,495	1,337	6	20	1,363
Total of financial assets		6,566	7	4,380	10,953	13,761	6	3,526	17,293

Financial liabilities
Current
Suppliers and contractors	13	4,461	-	-	4,461	3,475	-	-	3,475
Derivative financial instruments	20	-	-	90	90	-	-	243	243
Loans, borrowings and leases	23	489	-	-	489	1,204	-	-	1,204
Liabilities related to the concession grant	14(a)	416	-	-	416	760	-	-	760
Other financial liabilities - Related parties	31	400	-	-	400	393	-	-	393
Contract liability and other advances		766	-	-	766	916	-	-	916
		6,532	-	90	6,622	6,748	-	243	6,991
Non-current
Derivative financial instruments	20	-	-	186	186	-	-	592	592
Loans, borrowings and leases	23	12,223	-	-	12,223	12,578	-	-	12,578
Participative shareholders' debentures	22	-	-	2,725	2,725	-	-	3,419	3,419
Liabilities related to the concession grant	14(a)	2,554	-	-	2,554	1,437	-	-	1,437
Financial guarantees	32	-	-	103	103	-	-	542	542
		14,777	-	3,014	17,791	14,015	-	4,553	18,568
Total of financial liabilities		21,309	-	3,104	24,413	20,763	-	4,796	25,559

b) Hierarchy of fair value

		December 31, 2022				December 31, 2021
	Notes	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	23	61	-	-	61	184	-	-	184
Derivative financial instruments	20	-	538	-	538	-	118	13	131
Accounts receivable	11	-	3,781	-	3,781	-	3,211	-	3,211
Investments in equity securities	14	7	-	-	7	6	-	-	6
		68	4,319	-	4,387	190	3,329	13	3,532

Financial liabilities
Derivative financial instruments	20	-	276	-	276	-	835	-	835
Participative shareholders' debentures	22	-	2,725	-	2,725	-	3,419	-	3,419
Financial guarantees	32	-	103	-	103	-	542	-	542
		-	3,104	-	3,104	-	4,796	-	4,796

There were no transfers between levels 1, 2 and 3 of the fair value hierarchy during the years presented.

b.i) Changes in Level 3 assets and liabilities during the year

	Derivative financial instruments
	Financial assets	Financial liabilities
Balance at December 31, 2021	13	-
Gain and losses recognized in income statement	(13)	-
Balance at December 31, 2022	-	-

c) Fair value of loans and borrowings

Loans and borrowings are recorded at their contractual values. To determine the market values of these financial instruments traded in public markets, the closing market quotations on the balance sheet dates were used. The Company considers that for the other financial liabilities measured at amortized cost, their book values are close to their fair values and therefore information on their fair values is not being presented.

	December 31, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
Quoted in the secondary market:
Bonds	6,157	6,253	7,448	9,151
Debentures	233	225	387	387
Debt contracts in Brazil in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	278	278	354	449
R$, with fixed interest	2	2	13	-
Basket of currencies and bonds in US$ indexed to LIBOR	-	-	11	11
Debt contracts in the international market in:
US$, with variable and fixed interest	4,266	4,391	3,615	3,231
Other currencies, with variable interest	9	9	87	54
Other currencies, with fixed interest	89	91	107	117
	11,034	11,249	12,022	13,400

Accounting policy

Classification and measurement - The Company classifies financial instruments based on its business model for managing the assets and the contractual cash flow characteristics of those assets. The business model test determines the classification based on the business purpose for holding the asset and whether the contractual cash flows represent only payments of principal and interest.

Financial instruments are measured at fair value through profit or loss (“FVTPL”) unless certain conditions are met that permit measurement at fair value through other comprehensive income (“FVOCI”) or amortized cost. Gains and losses recorded in other comprehensive income for debt instruments are recognized in profit or loss only on disposal.

Investments in equity instruments are measured at FVTPL unless they are eligible to be measured at FVOCI, whose gains and losses are never recycled to profit or loss.

All financial liabilities are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Excepts for Participative shareholders’ debentures and Derivative financial instruments that are measured at FVTPL.

Fair value hierarchy - The Company classifies financial instruments within the fair value hierarchy as:

Level 1: The fair value of financial instruments traded in active markets (e.g. derivatives and publicly traded shares) is based on quoted market prices at the end of the financial statements period.

Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over the counter derivatives) is determined using valuation techniques that maximize the use of observable market data. If all significant data required for the fair value of an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant data are not based on observable market data, the instrument is included in level 3. The fair value of derivatives classified as level 3 is estimated using discounted cash flows and option valuation models with unobservable inputs of discount rates, stock prices and commodity prices.